Acquisitions and Other Transactions - Acquisition of Gold Stream on Casa Berardi Gold Mine - Quebec, Canada (Details) - Acquisition of gold stream - Gold Stream On Casa Beradi Gold Mine With Orezone Gold Corporation, Quebec, Canada
$ in Millions
Mar. 24, 2026 USD ($) item D
Acquisitions and Other Transactions
Purchase price | $	$ 100.0
Quantity of fixed gold delivery	1,625
Quantity of fixed gold delivery, per year	6,500
Fixed gold delivery term	5 years
Variable deliveries, casa berardi	5.00%
Variable deliveries, heva hosco	2.50%
Ongoing payment	20
Number of days after the end of each reporting quarter | D	15